Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Apr. 13, 2023
Registrant Name	dei_EntityRegistrantName	FIRST TRUST EXCHANGE-TRADED FUND VIII
CIK	dei_EntityCentralIndexKey	0001667919
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 13, 2023
Effective Date	dei_DocumentEffectiveDate	Apr. 14, 2023
Prospectus Date	rr_ProspectusDate	Apr. 14, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A